Business Changes and Developments - Annual Amortization of Intangibles for Next Five Years (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Business Combinations [Abstract]
2017	$ 9,835
2018	9,201
2019	7,868
2020	1,182
2021	$ 996